Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	70.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	11.00%
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	16.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of period	$ 2,384	$ 2,707
Balance at end of period	2,550	2,384	$ 2,707
Unfunded status	2,516	2,356	2,667
Pension benefits and other benefits liabilities	2,651	2,545	2,877
Other non-current assets	(101)	(161)	(170)
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	11,501	12,872	12,164
Current service cost	214	236	263
Interest cost (income)	295	296	320
Past service cost	4	(1)	239
Settlements	(20)	(141)	(1)
Plan participants' contributions	7	8	7
Benefits paid	(667)	(902)	(717)
Actuarial losses (gains)	847	(372)	(450)
Foreign currency translation and other	104	(495)	1,047
Balance at end of period	12,285	11,501	12,872
Pension benefits | Benefit obligation | Plans entirely or partially funded
Change in benefit obligations and plan assets
Balance at beginning of period	10,864	12,140
Balance at end of period	11,584	10,864	12,140
Pension benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of period	637	732
Balance at end of period	701	637	732
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of period	(9,145)	(10,205)	(9,123)
Interest cost (income)	(255)	(261)	(256)
Settlements	11	129
Plan participants' contributions	(7)	(8)	(7)
Employer contributions	(172)	(417)	(171)
Benefits paid	573	778	591
Actuarial losses (gains)	(745)	424	(344)
Foreign currency translation and other	(29)	415	(895)
Balance at end of period	(9,769)	(9,145)	(10,205)
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of period	28	40
Balance at end of period	34	28	40
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of period	669	705
Balance at end of period	742	669	705
Unfunded status	742	669	705
Pension benefits and other benefits liabilities	742	669	705
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	669	705	648
Current service cost	13	14	16
Interest cost (income)	17	17	17
Past service cost		(2)	12
Settlements	(9)
Benefits paid	(26)	(28)	(27)
Actuarial losses (gains)	87	(29)	(36)
Foreign currency translation and other	(9)	(8)	75
Balance at end of period	742	669	705
Other benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of period	669	705
Balance at end of period	$ 742	$ 669	$ 705